Note 7 - Commitments and Contingencies (Details Textual) $ in Millions	Jun. 30, 2026 USD ($)
Revenue, Remaining Performance Obligation, Amount	$ 10.0
Contractual Obligation	131.5
Contractual Obligation, to be Paid, Year One	56.2
Contractual Obligation, to be Paid, Year Two	$ 75.3